S000068768 [Member] Investment Objectives and Goals - iShares 0-3 Month Treasury Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 0-3 MONTH TREASURY BOND ETFSGOV | NYSE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of less than or equal to three months.